Schedule of Other Assets, Noncurrent (Details)	12 Months Ended
Dec. 31, 2015 USD ($)
Other Current (non-current) Assets Schedule Of Other Assets, Noncurrent 1	$ 2,065,000
Other Current (non-current) Assets Schedule Of Other Assets, Noncurrent 2	$ 0